Selected Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors Guarantor Financial Data (Income Statement) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 2,463.5	$ 1,382.1	$ 792.9	$ 761.1	$ 9,207.6	$ 5,399.6	$ 3,001.4
Cost of goods sold									7,674.9	4,407.7	2,281.3
Gross profit	419.9	359.8	360.8	392.2	434.4	212.4	166.3	178.8	1,532.7	991.9	720.1
Selling, general and administrative expenses									927.5	541.2	339.9
Restructuring and other costs, net	23.1	13.7	28.1	10.3	30.9	55.5	6.3	0.6	75.2	93.3	7.4
Operating profit									530.0	357.4	372.8
Interest expense									(119.7)	(88.9)	(75.5)
Loss on extinguishment of debt	(6.3)	(0.1)	(19.5)	0	0	(39.5)	0	0	(25.9)	(39.5)	(2.8)
Interest income and other income (expense), net									1.3	(15.0)	0.1
Equity in income of unconsolidated entities									3.4	1.5	0.8
Equity in Income of Consolidated Entities									0	0	0
Income before income taxes	120.8	90.6	53.3	124.4	127.1	(46.0)	55.8	78.6	389.1	215.5	295.4
Income tax (expense) benefit									(136.9)	(69.5)	(64.7)
Consolidated net income	83.4	59.3	32.7	76.8	84.8	(28.4)	38.3	51.3	252.2	146.0	230.7
Less: Net income attributable to noncontrolling interests									(3.1)	(4.9)	(5.1)
Net income attributable to Rock-Tenn Company shareholders	82.3	58.2	31.9	76.7	83.9	(30.1)	37.0	50.3	249.1	141.1	225.6
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									47.8	(65.9)	241.8
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									0.1	0.5	0.1
Cost of goods sold									0	0.6	0
Gross profit									0.1	(0.1)	0.1
Selling, general and administrative expenses									2.3	1.7	1.4
Restructuring and other costs, net									2.6	19.4	0
Operating profit									(4.8)	(21.2)	(1.3)
Interest expense									(106.4)	(84.2)	(70.2)
Loss on extinguishment of debt									(25.9)	(38.6)	(2.8)
Interest income and other income (expense), net									51.7	61.5	73.1
Equity in income of unconsolidated entities									0	0	0
Equity in Income of Consolidated Entities									302.4	191.2	226.3
Income before income taxes									217.0	108.7	225.1
Income tax (expense) benefit									32.1	32.4	0.5
Consolidated net income									249.1	141.1	225.6
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Rock-Tenn Company shareholders									249.1	141.1	225.6
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									47.8	(65.9)	241.8
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									8,225.3	4,815.6	2,697.0
Cost of goods sold									6,816.5	3,932.6	2,042.0
Gross profit									1,408.8	883.0	655.0
Selling, general and administrative expenses									797.7	447.6	297.4
Restructuring and other costs, net									47.6	72.7	4.3
Operating profit									563.5	362.7	353.3
Interest expense									(46.3)	(125.1)	(76.1)
Loss on extinguishment of debt									0	(0.9)	0
Interest income and other income (expense), net									(147.0)	(40.4)	(48.2)
Equity in income of unconsolidated entities									3.4	1.9	0.8
Equity in Income of Consolidated Entities									15.7	44.6	24.8
Income before income taxes									389.3	242.8	254.6
Income tax (expense) benefit									(134.9)	(73.0)	(45.1)
Consolidated net income									254.4	169.8	209.5
Less: Net income attributable to noncontrolling interests									(2.7)	(4.9)	(5.1)
Net income attributable to Rock-Tenn Company shareholders									251.7	164.9	204.4
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									46.7	(45.6)	216.7
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									1,648.3	956.1	460.9
Cost of goods sold									1,366.1	738.8	342.1
Gross profit									282.2	217.3	118.8
Selling, general and administrative expenses									127.5	91.9	41.1
Restructuring and other costs, net									25.0	1.2	3.1
Operating profit									129.7	124.2	74.6
Interest expense									(29.4)	(21.7)	(8.3)
Loss on extinguishment of debt									0	0	0
Interest income and other income (expense), net									0.6	(2.3)	0.5
Equity in income of unconsolidated entities									0	(0.4)	0
Equity in Income of Consolidated Entities									0	0.1	0
Income before income taxes									100.9	99.9	66.8
Income tax (expense) benefit									(34.1)	(28.9)	(20.1)
Consolidated net income									66.8	71.0	46.7
Less: Net income attributable to noncontrolling interests									(0.4)	0	0
Net income attributable to Rock-Tenn Company shareholders									66.4	71.0	46.7
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									63.6	21.7	49.2
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									(666.1)	(372.6)	(156.6)
Cost of goods sold									(507.7)	(264.3)	(102.8)
Gross profit									(158.4)	(108.3)	(53.8)
Selling, general and administrative expenses									0	0	0
Restructuring and other costs, net									0	0	0
Operating profit									(158.4)	(108.3)	(53.8)
Interest expense									62.4	142.1	79.1
Loss on extinguishment of debt									0	0	0
Interest income and other income (expense), net									96.0	(33.8)	(25.3)
Equity in income of unconsolidated entities									0	0	0
Equity in Income of Consolidated Entities									(318.1)	(235.9)	(251.1)
Income before income taxes									(318.1)	(235.9)	(251.1)
Income tax (expense) benefit									0	0	0
Consolidated net income									(318.1)	(235.9)	(251.1)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Rock-Tenn Company shareholders									(318.1)	(235.9)	(251.1)
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									$ (110.3)	$ 23.9	$ (265.9)